Short-Term and Long-Term Debt (Schedule of Extinguishment of Debt) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Details underlying the recognition of gain or loss on extinguishment of debt [Abstract]
Principal balance outstanding prior to payoff		$ 995	$ 796
Unamortized debt issuance costs and discounts			(2)
Amount paid to retire debt		(1,003)	(809)
Gain (loss) on early extinguishment of debt, pre-tax		$ (8)	$ (15)
4.85% Notes, Due 2021 [Member]
Details underlying the recognition of gain or loss on extinguishment of debt [Abstract]
Principal balance outstanding prior to payoff	$ 296
Interest rate	4.85%
LIBOR + 150 bps Term Loan Issued, Due 2022 [Member]
Details underlying the recognition of gain or loss on extinguishment of debt [Abstract]
Principal balance outstanding prior to payoff	$ 500
Variable rate	1.50%